SUBSEQUENT EVENTS (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Common Stock, Value		$ 3,231,112	$ 1,500,000
Promissory Note Settlement
Date of Debt Instrument	May 20, 2015
Debt Settlement
Date of Debt Instrument	May 19, 2015
Promissory Note #2
Date of Debt Instrument	Nov. 03, 2015
Debt Instrument	$ 217,500
Debt Instrument, Original Issue Discount	$ 117,000
Debt Instrument, Term	126 months
Debt Instrument, Repayment Description	The loan will be repaid over 126 equal daily payments of $1,726 and is secured by all assets of the Company.
Promissory Note #3
Date of Debt Instrument	Nov. 04, 2015
Debt Instrument	$ 180,461
Debt Instrument, Original Issue Discount	$ 30,461
Debt Instrument, Term	187 months
Debt Instrument, Repayment Description	The loan will be repaid over 187 equal daily payments of $968 and is secured by all assets of the Company.
Issuance #1
Date of Issuance	Nov. 20, 2015
Common Stock, Shares Issued	200,000
Common Stock, Value	$ 128,000
Issuance #2
Date of Issuance	Nov. 20, 2015
Common Stock, Shares Issued	40,000
Common Stock, Value	$ 25,600
Issuance #3
Date of Issuance	Oct. 07, 2015
Common Stock, Shares Issued	1,250,000
Common Stock, Value	$ 250,000
Issuance Description

Each unit was comprised of one share of common stock in the capital of the Company and one share purchase warrant, with each warrant being exercisable into one additional share at an exercise price of $0.30 per share for a period of two years after the closing of the financing.

Issuance #4
Date of Issuance	Nov. 20, 2015
Common Stock, Shares Issued	1,250,000
Common Stock, Value	$ 250,000
Issuance Description

Each unit was comprised of one share of common stock in the capital of the Company and one share purchase warrant, with each warrant being exercisable into one additional share at an exercise price of $0.30 per share for a period of two years after the closing of the financing.

Issuance #5
Date of Issuance	Dec. 10, 2015
Common Stock, Shares Issued	500,000
Common Stock, Value	$ 150,000
Issuance #6
Date of Issuance	Dec. 31, 2015
Common Stock, Shares Issued	500,000
Common Stock, Value	$ 150,000